Putnam International Value Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Aerospace and defense (1.1%)
Thales SA (France)	33,520	$5,327,371

		5,327,371
Air freight and logistics (1.1%)
DHL Group (Germany) (Germany)	115,575	5,155,413

		5,155,413
Automobiles (1.9%)
Stellantis NV (Borsa Italiana Exchange) (Italy)	277,770	3,846,565
Yamaha Motor Co., Ltd. (Japan)	595,300	5,361,335

		9,207,900
Banks (20.9%)
AIB Group PLC (Ireland)	2,214,750	12,686,775
ANZ Group Holdings, Ltd. (Australia)	503,353	10,578,427
Barclays PLC (United Kingdom)	2,183,089	6,559,266
BNP Paribas SA (France)	122,342	8,395,309
CaixaBank SA (Spain)	1,485,288	8,864,112
DNB Bank ASA (Norway)	193,944	3,977,217
HSBC Holdings PLC (United Kingdom)	1,470,100	13,188,293
ING Groep NV (Netherlands)	819,325	14,865,015
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,115,500	11,454,614
Mizuho Financial Group, Inc. (Japan)	144,420	2,985,281
Sumitomo Mitsui Financial Group, Inc. (Japan)	390,900	8,352,208

		101,906,517
Beverages (2.8%)
Asahi Group Holdings, Ltd. (Japan)	445,500	5,839,149
Coca-Cola Europacific Partners PLC (Spain)	99,032	7,798,770

		13,637,919
Biotechnology (0.9%)
Argenx SE (Netherlands)(NON)	8,530	4,612,083

		4,612,083
Broadline retail (0.4%)
Pan Pacific International Holdings Corp. (Japan)	82,600	2,146,264

		2,146,264
Building products (1.4%)
Cie de Saint-Gobain SA (France)	77,151	7,036,360

		7,036,360
Capital markets (2.4%)
UBS Group AG (Switzerland)	375,028	11,604,883

		11,604,883
Chemicals (0.6%)
LANXESS AG (Germany)	93,797	2,969,235

		2,969,235
Construction and engineering (2.0%)
Vinci SA (France)	85,660	10,013,357

		10,013,357
Construction materials (2.2%)
CRH PLC (London Exchange)	116,238	10,638,279

		10,638,279
Consumer staples distribution and retail (3.4%)
MatsukiyoCocokara & Co. (Japan)	309,900	5,105,707
Seven & i Holdings Co., Ltd. (Japan)	355,000	5,345,466
Tesco PLC (United Kingdom)	1,295,524	6,220,209

		16,671,382
Diversified REITs (0.8%)
Mirvac Group (Australia)(R)	2,714,499	4,015,181

		4,015,181
Diversified telecommunication services (3.5%)
Deutsche Telekom AG (Germany)	274,589	8,064,466
Nippon Telegraph & Telephone Corp. (Japan)	7,503,500	7,692,471
Telstra Group, Ltd. (Australia)	579,254	1,550,390

		17,307,327
Financial services (1.2%)
ORIX Corp. (Japan)	251,400	5,882,469

		5,882,469
Food products (1.2%)
Nissin Food Products Co., Ltd. (Japan)	215,500	6,021,987

		6,021,987
Health care equipment and supplies (1.3%)
Hoya Corp. (Japan)	45,300	6,274,210

		6,274,210
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	121,244	3,887,045

		3,887,045
Household durables (2.0%)
Cairn Homes PLC (Ireland)	2,143,203	4,691,088
Sony Group Corp. (Japan)	259,000	5,031,743

		9,722,831
Industrial conglomerates (3.1%)
Siemens AG (Germany)	75,522	15,278,693

		15,278,693
Insurance (8.4%)
ASR Nederland NV (Netherlands)	153,934	7,546,208
AXA SA (France)	297,832	11,465,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,690	7,543,794
Prudential PLC (United Kingdom)	534,386	4,957,629
QBE Insurance Group, Ltd. (Australia)	816,243	9,320,298

		40,833,513
Machinery (1.8%)
Alstom SA (France)(NON)	164,639	3,420,677
MinebeaMitsumi, Inc. (Japan)	261,100	5,161,020

		8,581,697
Metals and mining (2.5%)
Anglo American PLC (London Exchange) (United Kingdom)	85,599	2,782,455
Glencore PLC (United Kingdom)	1,641,702	9,401,452

		12,183,907
Multi-utilities (3.3%)
E.ON SE (Germany)	502,882	7,488,885
Veolia Environnement SA (France)	262,102	8,629,253

		16,118,138
Oil, gas, and consumable fuels (7.1%)
BP PLC (United Kingdom)	1,384,828	7,222,619
Shell PLC (London Exchange) (United Kingdom)	371,289	12,045,256
Suncor Energy, Inc. (Canada)	248,264	9,163,621
TotalEnergies SE (France)	93,576	6,076,384

		34,507,880
Passenger airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	1,261,489	6,439,261

		6,439,261
Personal care products (1.6%)
Unilever PLC (United Kingdom)	122,899	7,977,193

		7,977,193
Pharmaceuticals (5.0%)
AstraZeneca PLC (United Kingdom)	51,627	8,042,785
Sanofi SA (France)	141,500	16,292,191

		24,334,976
Semiconductors and semiconductor equipment (0.7%)
STMicroelectronics NV (France)	111,251	3,322,438

		3,322,438
Specialty retail (1.0%)
JD Sports Fashion PLC (United Kingdom)	2,443,533	5,038,424

		5,038,424
Technology hardware, storage, and peripherals (0.4%)
Samsung Electronics Co., Ltd. (South Korea)	39,199	1,832,113

		1,832,113
Textiles, apparel, and luxury goods (1.1%)
Asics Corp. (Japan)	243,500	5,115,479

		5,115,479
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	164,087	4,773,136

		4,773,136
Trading companies and distributors (6.0%)
Ashtead Group PLC (United Kingdom)	52,239	4,047,519
Ferguson Enterprises, Inc.	26,500	5,208,090
ITOCHU Corp. (Japan)	141,700	7,636,928
Mitsubishi Corp. (Japan)	594,000	12,343,230

		29,235,767
Wireless telecommunication services (1.3%)
KDDI Corp. (Japan)	73,500	2,354,756
Vodafone Group PLC (United Kingdom)	4,136,961	4,146,048

		6,500,804

Total common stocks (cost $384,825,141)		$476,111,432

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26(i)	$46,324	$45,527
U.S. Treasury Notes 0.375%, 11/30/25(i)	138,000	132,724

Total U.S. treasury obligations (cost $178,251)		$178,251

SHORT-TERM INVESTMENTS (2.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	9,966,586	$9,966,586
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	150,000	150,000
U.S. Treasury Bills 5.314%, 10/24/24(SEGSF)		$400,000	398,794
U.S. Treasury Bills 5.136%, 11/19/24(SEGSF)		800,000	794,943

Total short-term investments (cost $11,309,818)			$11,310,323
TOTAL INVESTMENTS

Total investments (cost $396,313,210)			$487,600,006

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $144,827,111) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/24	$1,247,197	$1,205,598	$41,599
		British Pound	Sell	12/18/24	4,554,897	4,489,041	(65,856)
		Canadian Dollar	Sell	10/16/24	1,852,019	1,834,399	(17,620)
		Euro	Sell	12/18/24	974,255	971,202	(3,053)
		Norwegian Krone	Buy	12/18/24	404,150	402,231	1,919
		Singapore Dollar	Buy	11/20/24	938,776	931,823	6,953
		Swedish Krona	Buy	12/18/24	1,513,735	1,499,580	14,155
		Swiss Franc	Buy	12/18/24	1,036,703	1,036,813	(110)
	Barclays Bank PLC
		British Pound	Sell	12/18/24	2,939,859	2,897,096	(42,763)
		Euro	Sell	12/18/24	15,338,183	15,291,568	(46,615)
		Japanese Yen	Sell	11/20/24	1,827,103	1,785,546	(41,557)
	Citibank, N.A.
		Danish Krone	Buy	12/18/24	1,439,195	1,435,519	3,676
		Hong Kong Dollar	Buy	11/20/24	658,217	658,181	36
		Singapore Dollar	Buy	11/20/24	431,715	418,957	12,758
		Swedish Krona	Buy	12/18/24	586,137	580,661	5,476
		Swiss Franc	Buy	12/18/24	397,284	396,433	851
	Goldman Sachs International
		Australian Dollar	Buy	10/16/24	928,690	897,672	31,018
		British Pound	Sell	12/18/24	1,177,254	1,159,939	(17,315)
		Canadian Dollar	Sell	10/16/24	194,751	192,869	(1,882)
		Chilean Peso	Buy	10/16/24	634,965	599,064	35,901
		Hong Kong Dollar	Buy	11/20/24	438,580	438,425	155
		Israeli Shekel	Buy	10/16/24	1,009,870	1,007,037	2,833
		Singapore Dollar	Buy	11/20/24	4,631,169	4,495,042	136,127
		Swiss Franc	Buy	12/18/24	1,540,637	1,537,450	3,187
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/24	987,468	954,512	32,956
		British Pound	Sell	12/18/24	982,894	966,999	(15,895)
		Chinese Yuan (Offshore)	Buy	11/20/24	1,487,499	1,459,764	27,735
		Euro	Sell	12/18/24	537,543	535,899	(1,644)
		Israeli Shekel	Buy	10/16/24	441,142	439,889	1,253
		Japanese Yen	Buy	11/20/24	523,875	524,870	(995)
		Norwegian Krone	Buy	12/18/24	260,624	259,376	1,248
		Swedish Krona	Buy	12/18/24	1,775,531	1,757,867	17,664
		Swiss Franc	Buy	12/18/24	888,109	886,165	1,944
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/24	2,185,233	2,164,075	(21,158)
		Danish Krone	Buy	12/18/24	434,655	433,588	1,067
		New Zealand Dollar	Buy	10/16/24	308,699	296,732	11,967
		Singapore Dollar	Buy	11/20/24	304,112	295,146	8,966
		South Korean Won	Sell	11/20/24	2,358,942	2,251,848	(107,094)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/16/24	1,212,277	1,228,408	(16,131)
		British Pound	Sell	12/18/24	3,821,162	3,789,269	(31,893)
		Canadian Dollar	Sell	10/16/24	496,308	491,522	(4,786)
		Czech Koruna	Buy	12/18/24	463,809	465,723	(1,914)
		Euro	Buy	12/18/24	952,146	951,517	629
		Japanese Yen	Buy	11/20/24	33,619	35,716	(2,097)
		Norwegian Krone	Buy	12/18/24	461,741	459,265	2,476
		Swedish Krona	Buy	12/18/24	1,380,648	1,367,300	13,348
		Swiss Franc	Buy	12/18/24	4,890,142	4,880,311	9,831
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/24	790,459	764,031	26,428
		Danish Krone	Buy	12/18/24	1,601,801	1,598,020	3,781
		Euro	Sell	12/18/24	3,017,455	3,008,038	(9,417)
		Swedish Krona	Buy	12/18/24	3,732,461	3,695,687	36,774
		Swiss Franc	Buy	12/18/24	2,914,924	2,908,576	6,348
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	10/16/24	1,598,466	1,585,770	(12,696)
		Euro	Sell	12/18/24	3,122,642	3,113,441	(9,201)
		Hong Kong Dollar	Buy	11/20/24	4,419,886	4,418,651	1,235
		Israeli Shekel	Buy	10/16/24	1,140,703	1,137,368	3,335
		Japanese Yen	Buy	11/20/24	1,089,511	1,090,471	(960)
		Singapore Dollar	Buy	11/20/24	287,576	279,132	8,444
		Swedish Krona	Buy	12/18/24	752,434	744,883	7,551
		Swiss Franc	Buy	12/18/24	16,181,273	16,147,994	33,279
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/16/24	35,820	34,623	1,197
		British Pound	Sell	12/18/24	2,345,418	2,310,763	(34,655)
		Canadian Dollar	Sell	10/16/24	1,093,578	1,083,117	(10,461)
		Euro	Sell	12/18/24	1,690,905	1,685,713	(5,192)
		Hong Kong Dollar	Buy	11/20/24	3,335,704	3,335,827	(123)
		Singapore Dollar	Buy	11/20/24	459,560	446,045	13,515
		Swiss Franc	Buy	12/18/24	1,844,617	1,840,793	3,824
	UBS AG
		Canadian Dollar	Sell	10/16/24	1,802,166	1,784,962	(17,204)
		Euro	Sell	12/18/24	947,121	944,267	(2,854)
		Israeli Shekel	Buy	10/16/24	1,208,614	1,203,728	4,886
		Japanese Yen	Sell	11/20/24	1,239,948	1,238,807	(1,141)
		Swedish Krona	Buy	12/18/24	944,815	936,340	8,475
		Swiss Franc	Buy	12/18/24	4,303,392	4,305,026	(1,634)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/16/24	881,046	858,926	(22,120)
		Canadian Dollar	Sell	10/16/24	711,769	704,978	(6,791)
		Euro	Sell	12/18/24	968,449	965,448	(3,001)
		Swedish Krona	Buy	12/18/24	718,088	710,908	7,180
		Swiss Franc	Buy	12/18/24	6,901,228	6,886,871	14,357

	Unrealized appreciation						608,337

	Unrealized (depreciation)						(577,828)

	Total						$30,509
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $488,488,542.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LL and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$240,810	$3,450	$244,260	$4,998	$—
	Putnam Short Term Investment Fund Class P†	10,263,793	22,747,938	23,045,145	187,088	9,966,586

	Total Short-term investments	$10,504,603	$22,751,388	$23,289,405	$192,086	$9,966,586
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $173,863.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.6%
	United Kingdom	20.6
	France	16.4
	Germany	9.5
	Australia	6.5
	Netherlands	5.5
	United States	5.5
	Ireland	3.6
	Spain	3.4
	Switzerland	2.4
	Canada	1.9
	Norway	0.8
	Italy	0.8
	South Korea	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $341,479 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $173,863 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$23,808,131	$—
Consumer discretionary	—	35,117,943	—
Consumer staples	7,798,770	41,282,847	—
Energy	9,163,621	25,344,259	—
Financials	—	160,227,382	—
Health care	—	35,221,269	—
Industrials	5,208,090	81,859,829	—
Information technology	—	5,154,551	—
Materials	—	25,791,421	—
Real estate	—	4,015,181	—
Utilities	—	16,118,138	—

Total common stocks	22,170,481	453,940,951	—
U.S. treasury obligations	—	178,251	—
Short-term investments	150,000	11,160,323	—

Totals by level	$22,320,481	$465,279,525	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$30,509	$—

Totals by level	$—	$30,509	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$176,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com